Significant Accounting Policies (Details) - Schedule of Crypto Currencies - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
BNB [Member]
Schedule of Crypto Currencies [Line Items]
Balance beginning		$ 144,423
Additions of crypto currencies
Realized gain on sale of crypto currencies		89,649
Impairment of crypto currencies
Sale of crypto currencies		(229,000)
Balance ending		5,072	[1]	$ 144,423
BNB and WBNB [Member]
Schedule of Crypto Currencies [Line Items]
Balance beginning		$ 144,423	[1]
Additions of crypto currencies	[2]			438,042
Realized gain on sale of crypto currencies
Impairment of crypto currencies				(293,619)
Sale of crypto currencies
Balance ending				144,423	[1]
Bitcoins [Member]
Schedule of Crypto Currencies [Line Items]
Balance beginning					[1]
Additions of crypto currencies	[3]					1,708,753
Realized gain on sale of crypto currencies						17,496
Impairment of crypto currencies	[4]
Sale of crypto currencies						(1,726,249)
Balance ending	[1]

[1]	The balance was included in the line item “other assets” in the consolidated balance sheets as of December 31, 2023 and 2022.
[2]	Binance Coin (“BNB”) and Wrapped BNB (“WBNB”) obtained from the sales of NFTs. The Group collected in an aggregate of approximately US$438,000 at the spot token price upon the completion of the sale of NFTs. As of December 31, 2022, the Group recorded an impairment charge of approximately US$294,000.
[3]	Bitcoins obtained from the crypto currency mining activities.
[4]	The Group did not recognize impairment loss on crypto currencies during the year ended December 31, 2021 as the crypto currencies were converted to stable coins shortly after the consideration was received and all stable coins were liquidated before the year end.